Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
12.	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended June 30, 2021 and 2020, respectively:

	For the Six Months Ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Net Loss Attributable to Roan Holding Group Co., Ltd.’s shareholders	$(527,427)	$(246,256)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887

Earnings per share
Net loss per share - Basic and Diluted	$(0.02)	$(0.01)

Basic loss per share to the ordinary shareholders are computed by dividing the net loss attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended June 30, 2021 and 2020. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.